Valuation And Qualifying Accounts (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,945	2,278	2,175
Charge to Costs and Expenses	1,238	667	103
Write off	(1,000)
Balance at End of Year	3,183	2,945	2,278
Valuation allowance for deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	21,552	8,247	11,862
Charge to Costs and Expenses	18,792	17,350	3,856
Addition due to Acquisition	1,597
Charge Taken Against Allowance	(5,658)	(4,045)	(7,471)
Balance at End of Year	36,283	21,552	8,247